Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

Note 7

Income Taxes

Income taxes attributable to continuing operations for the years ended December 31, 2011, 2010 and 2009 differed from the amounts computed by applying the statutory U.S. Federal income tax rate of 35% to earnings (loss) before income taxes excluding non-controlling interest for the following reasons:

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Computed “expected” tax expense excluding non-controlling interest	$155,714	$127,625	$31,572
Adjustments to tax expense attributable to:
Foreign tax differences	(40,733)	(33,322)	(20,332)
Tax-exempt investment income	(116)	(974)	(1,809)
State income taxes, net of federal benefit	3,849	1,803	(3,010)
Change in valuation allowance	(754)	(6,189)	(2,146)
Federal tax credits	(5,153)	(3,351)	(3,672)
Change in pension deferred tax	(199)	(329)	(3,508)
Domestic manufacturing deduction	(8,012)	(4,837)	(459)
Other	(5,545)	607	1,088
Total income tax expense (benefit)	$99,051	$81,033	$(2,276)

Most of Seaboard’s foreign tax differences are attributable to a significant portion of the earnings from Seaboard’s foreign operations being subject to no income tax or a tax rate which is considerably lower than the U.S. corporate tax rate.

Earnings before income taxes consisted of the following:

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
United States	$300,992	$223,401	$(14,511)
Foreign	143,906	141,243	104,717
Total earnings excluding non-controlling interest	444,898	364,644	90,206
Less net loss attributable to non-controlling interest	2,290	599	965
Total earnings before income taxes	$442,608	$364,045	$89,241

The components of total income taxes were as follows:

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Current:
Federal	$79,069	$48,814	$943
Foreign	15,318	15,855	8,454
State and local	6,549	2,924	(125)
Deferred:
Federal	(1,761)	13,204	(18,216)
Foreign	(232)	15	10,285
State and local	108	221	(3,617)
Income tax expense (benefit)	99,051	81,033	(2,276)
Unrealized changes in other comprehensive income	(12,604)	(5,443)	(3,206)
Total income taxes	$86,447	$75,590	$(5,482)

As of December 31, 2011 and 2010, Seaboard had income taxes receivable of $33,539,000 and $12,234,000, respectively, primarily related to domestic tax jurisdictions, and had income taxes payable of $2,604,000 and $7,066,000, respectively, primarily related to foreign tax jurisdictions.

Components of the net deferred income tax liability at the end of each year were as follows:

	December 31,
(Thousands of dollars)	2011	2010
Deferred income tax liabilities:
Cash basis farming adjustment	$10,581	$10,724
Depreciation	109,409	98,692
LIFO	27,927	29,017
Other	4,406	3,768
	$152,323	$142,201
Deferred income tax assets:
Reserves/accruals	$83,816	$67,244
Tax credit carry-forwards	11,217	9,554
Deferred earnings of foreign subsidiaries	12,672	6,274
Net operating and capital loss carry-forwards	15,800	18,727
Foreign minimum tax credit carry-forward	–	10,400
Other	2,041	3,364
	125,546	115,563
Valuation allowance	16,320	30,664
Net deferred income tax liability	$43,097	$57,302

Seaboard recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. For the years ended December 31, 2011, 2010 and 2009, such interest and penalties were not material. The Company had approximately $1,377,000 and $1,323,000 accrued for the payment of interest and penalties on uncertain tax positions at December 31, 2011, and 2010, respectively.

As of December 31, 2011 and 2010, Seaboard had $7,898,000 and $3,548,000, respectively, in total unrecognized tax benefits all of which, if recognized, would affect the effective tax rate. Seaboard does not have any material uncertain tax positions in which it is reasonably possible that the total amounts of the unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.  The following table is a reconciliation of the beginning and ending amount of unrecognized tax benefits:

(Thousands of dollars)	2011	2010
Beginning balance at January 1	$3,548	$3,395
Additions for uncertain tax positions of prior years	66	596
Decreases for uncertain tax positions of prior years	(109)	(367)
Additions for uncertain tax positions of current year	4,791	21
Settlements	–	(97)
Lapse of statute of limitations	(398)	–
Ending balance at December 31	$7,898	$3,548

Seaboard’s tax returns are regularly audited by federal, state and foreign tax authorities, which may result in adjustments. Seaboard’s U.S. federal income tax years’ are closed through 2005. Seaboard’s 2006-2009 U.S. income tax returns are currently under IRS examination.

As of December 31 2011, Seaboard had not provided for U.S. Federal Income and foreign withholding taxes on $845,369,000 of undistributed earnings from foreign operations, as Seaboard intends to reinvest such earnings indefinitely outside of the United States. Determination of the tax that might be paid on these undistributed earnings if eventually remitted is not practical.

Seaboard had a tax holiday in the Dominican Republic for the Power segment in 2011, 2010 and 2009, which resulted in tax savings of approximately $16,275,000, $3,434,000 and $3,259,000, or $13.40, $2.80 and $2.63 per diluted earnings per common share for the years ended December 31, 2011, 2010 and 2009, respectively. The tax holiday will cease on April 1, 2012.

Management believes Seaboard’s future taxable income will be sufficient for full realization of the net deferred tax assets. The valuation allowance relates to the tax benefits from foreign net operating losses. Management does not believe these benefits are more likely than not to be realized due to limitations imposed on the deduction of these losses. At December 31, 2011, Seaboard had foreign net operating loss carry-forwards (NOLs) of approximately $51,836,000 a portion of which expire in varying amounts between 2012 and 2017, while others have indefinite expiration periods.

At December 31, 2011, Seaboard had state tax credit carry-forwards of approximately $17,257,000, net of valuation allowance, all of which carry-forward indefinitely.